Redeemable, Convertible Preferred Stock and Stockholders' Deficit - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2020	Jan. 31, 2018	Sep. 30, 2017	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity Temporary And Permanent [Line Items]
Preferred Stock, Shares Issued				0	0
Preferred Stock, Par or Stated Value Per Share				$ 0.0001	$ 0.0001
XL Hybrids Inc [Member]
Equity Temporary And Permanent [Line Items]
Common stock shares reserved for future issuance					117,408,326
Temporary equity shares authorised					99,966,639	99,966,639
Temporary equity par or stated value per share					$ 0.0001	$ 0.0001
interest income			$ 133
Shares exchanged on accrued interest			231
Stock Issued During Period, Shares, Issued for Services		115,676
Stock Issued During Period, Value, Issued for Services		$ 67
Proceeds from Issuance Initial Public Offering	$ 50,000
XL Hybrids Inc [Member] | Board Of Directors [Member]
Equity Temporary And Permanent [Line Items]
Dividend rate per share	$ 0
XL Hybrids Inc [Member] | Junior Preferred Shares [Member]
Equity Temporary And Permanent [Line Items]
No of notice period for redemption of shares			60 days
XL Hybrids Inc [Member] | Junior Preferred Shares [Member] | Minimum [Member]
Equity Temporary And Permanent [Line Items]
Percentage of ownership shares held			2.00%
XL Hybrids Inc [Member] | Junior Preferred Shares [Member] | Maximum [Member]
Equity Temporary And Permanent [Line Items]
Percentage of ownership shares held			3.00%
XL Hybrids Inc [Member] | Convertible Promissory Notes [Member]
Equity Temporary And Permanent [Line Items]
Accrued interest			$ 182
Payments of Debt Issuance Costs			$ 3,183
XL Hybrids Inc [Member] | Series A Redeemable Convertible Preferred Stock [Member]
Equity Temporary And Permanent [Line Items]
Temporary equity shares authorised				11,697,818	11,697,818	11,697,818
Temporary equity par or stated value per share				$ 0.0001	$ 0.0001	$ 0.0001
XL Hybrids Inc [Member] | Series B Redeemable Convertible Preferred Stock [Member]
Equity Temporary And Permanent [Line Items]
Temporary equity shares authorised				11,168,788	11,168,788	11,168,788
Temporary equity par or stated value per share				$ 0.0001	$ 0.0001	$ 0.0001
XL Hybrids Inc [Member] | Seried B-1 Redeemable Convertible Preferred Stock [Member]
Equity Temporary And Permanent [Line Items]
Temporary equity shares authorised					3,413,461	3,413,461
XL Hybrids Inc [Member] | Series C Redeemable Convertible Preferred Stock [Member]
Equity Temporary And Permanent [Line Items]
Temporary equity shares authorised				23,092,403	23,092,403	23,092,403
Temporary equity par or stated value per share				$ 0.0001	$ 0.0001	$ 0.0001
XL Hybrids Inc [Member] | Series D-1 Redeemable Convertible Preferred Stock [Member]
Equity Temporary And Permanent [Line Items]
Temporary equity shares authorised					43,382,845	43,382,845
XL Hybrids Inc [Member] | Series D-2 Redeemable Convertible Preferred Stock [Member]
Equity Temporary And Permanent [Line Items]
Temporary equity shares authorised					1,465,110	1,465,110
XL Hybrids Inc [Member] | Series D-3 Redeemable Convertible Preferred Stock [Member]
Equity Temporary And Permanent [Line Items]
Temporary equity shares authorised					223,254	223,254
XL Hybrids Inc [Member] | Series D-4 Redeemable Convertible Preferred Stock [Member]
Equity Temporary And Permanent [Line Items]
Temporary equity shares authorised					5,522,960	5,522,960
XL Hybrids Inc [Member] | Series D-1 Preferred Stock [Member]
Equity Temporary And Permanent [Line Items]
Preferred Stock, Shares Issued		5,252,830	27,272,257
Preferred Stock, Par or Stated Value Per Share		$ 0.5775	$ 0.5775
Proceeds from Issuance of Preferred Stock		$ 3,034	$ 15,749,731
Payments of Stock Issuance Costs			304
Settlement of warrants			$ 82
Debt Conversion, Converted Instrument, Shares Issued		4,329,005	501,795
shares issued in exchange for the original debt		$ 2,500
Common Stock, Conversion Basis	0.5775
Liquidation Preference Per Share	$ 0.5775
XL Hybrids Inc [Member] | Series D-1 Preferred Stock [Member] | Junior Preferred Shares [Member]
Equity Temporary And Permanent [Line Items]
Dividend rate per share	$ 0.03465
XL Hybrids Inc [Member] | Series D-1 Preferred Stock [Member] | Bridge Loan [Member]
Equity Temporary And Permanent [Line Items]
Debt Conversion, Converted Instrument, Shares Issued			5,194,805
shares issued in exchange for the original debt			$ 3,000
XL Hybrids Inc [Member] | Series D-2 Preferred Stock [Member]
Equity Temporary And Permanent [Line Items]
Debt Conversion, Converted Instrument, Shares Issued			1,465,110
Common Stock, Conversion Basis	0.5053
Liquidation Preference Per Share	$ 0.5053
XL Hybrids Inc [Member] | Series D-2 Preferred Stock [Member] | Junior Preferred Shares [Member]
Equity Temporary And Permanent [Line Items]
Dividend rate per share	$ 0.030318
XL Hybrids Inc [Member] | Series D-3 Preferred Stock [Member]
Equity Temporary And Permanent [Line Items]
Debt Conversion, Converted Instrument, Shares Issued			223,254
Common Stock, Conversion Basis	0.4620
Liquidation Preference Per Share	$ 0.4620
XL Hybrids Inc [Member] | Series D-3 Preferred Stock [Member] | Junior Preferred Shares [Member]
Equity Temporary And Permanent [Line Items]
Dividend rate per share	$ 0.02772
XL Hybrids Inc [Member] | Series D-4 Preferred Stock [Member]
Equity Temporary And Permanent [Line Items]
Debt Conversion, Converted Instrument, Shares Issued			5,522,960
Common Stock, Conversion Basis	0.4043
Liquidation Preference Per Share	$ 0.4043
XL Hybrids Inc [Member] | Series D-4 Preferred Stock [Member] | Junior Preferred Shares [Member]
Equity Temporary And Permanent [Line Items]
Dividend rate per share	$ 0.024258
XL Hybrids Inc [Member] | Series A Preferred Stock [Member]
Equity Temporary And Permanent [Line Items]
Common Stock, Conversion Basis	0.3873
Liquidation Preference Per Share	$ 0.3873
XL Hybrids Inc [Member] | Series A Preferred Stock [Member] | Board Of Directors [Member]
Equity Temporary And Permanent [Line Items]
Dividend rate per share	$ 0.023238
XL Hybrids Inc [Member] | Series B Preferred Stock [Member]
Equity Temporary And Permanent [Line Items]
Common Stock, Conversion Basis	0.5333
Liquidation Preference Per Share	$ 0.5333
XL Hybrids Inc [Member] | Series B Preferred Stock [Member] | Board Of Directors [Member]
Equity Temporary And Permanent [Line Items]
Dividend rate per share	$ 0.031998
XL Hybrids Inc [Member] | Series B-1 Preferred Stock [Member]
Equity Temporary And Permanent [Line Items]
Common Stock, Conversion Basis	1.04
Liquidation Preference Per Share	$ 1.04
XL Hybrids Inc [Member] | Series B-1 Preferred Stock [Member] | Board Of Directors [Member]
Equity Temporary And Permanent [Line Items]
Dividend rate per share	$ 0.0624
XL Hybrids Inc [Member] | Series C Preferred Stock [Member]
Equity Temporary And Permanent [Line Items]
Common Stock, Conversion Basis	0.6046
Liquidation Preference Per Share	$ 0.6046
XL Hybrids Inc [Member] | Series C Preferred Stock [Member] | Board Of Directors [Member]
Equity Temporary And Permanent [Line Items]
Dividend rate per share	$ 0.0366
XL Hybrids Inc [Member] | Series D Preferred Stock [Member]
Equity Temporary And Permanent [Line Items]
percentage of voting rights	50.00%
XL Hybrids Inc [Member] | Common Stock [Member]
Equity Temporary And Permanent [Line Items]
Liquidation Preference Per Share	$ 1.44325
XL Hybrids Inc [Member] | Stock Option Plans And Potential Conversion Of Preferred Stock [Member]
Equity Temporary And Permanent [Line Items]
Common stock shares reserved for future issuance					130,000,000	130,000,000